Employee Benefit Expense (Tables)	12 Months Ended
Dec. 31, 2024
Pensions [Abstract]
Schedule Employee Benefit Expense
	Year ended December 31, 2024
	Cost of revenue	Operating expenses	Total
Wages and salaries	$3,216,156	$5,117,621	$8,333,777
Labor and health insurance fees	244,552	466,853	711,405
Pension	114,287	172,493	286,780
Share-based compensation expenses	-	201,908	201,908
Other personnel expenses	4,505	154,471	158,976
	$3,579,500	$6,113,346	$9,692,846

	Year ended December 31, 2023
	Cost of revenue	Operating expenses	Total
Wages and salaries	$4,106,694	$7,441,259	$11,547,953
Labor and health insurance fees	84,518	848,795	933,313
Pension	54,565	315,998	370,563
Share-based compensation expenses	-	1,077,176	1,077,176
Other personnel expenses	3,243	204,653	207,896
	$4,249,020	$9,887,881	$14,136,901

	Year ended December 31, 2022
	Cost of revenue	Operating expenses	Total
Wages and salaries	$202,983	$10,139,209	$10,342,192
Labor and health insurance fees	20,413	735,817	756,230
Pension	11,942	433,509	445,451
Share-based compensation expenses	-	346,122	346,122
Other personnel expenses	-	305,094	305,094
	$235,338	$11,959,751	$12,195,089